Acquisitions (WNR) (Details) - USD ($) $ / shares in Units, shares in Millions		3 Months Ended	6 Months Ended
	Dec. 21, 2015	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015	Jun. 23, 2016
Business Acquisition [Line Items]
Payments for NTI units			$ 859,893,000	$ 0
Transaction costs for NTI merger			12,431,000
Northern Tier Energy LP [Member]
Business Acquisition [Line Items]
Payments for NTI units			859,900,000
Transaction costs for NTI merger			12,400,000
Business Combination, Separately Recognized Transactions, Net Gains and Losses			$ 0
Northern Tier Energy LP [Member]
Business Acquisition [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest			100.00%
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest		38.30%	100.00%
Western Acquisition Holdings, LLC [Member]
Business Acquisition [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest			100.00%
MergerCo HoldCo [Member]
Business Acquisition [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest			100.00%
Common Stock [Member] | Northern Tier Energy LP [Member]
Business Acquisition [Line Items]
Payment of shares to acquire business, per unit	$ 0.2986
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	17.1
Minimum [Member] | Northern Tier Energy LP [Member]
Business Acquisition [Line Items]
Cash payments to acquire business, per unit	$ 15.00
Minimum [Member] | Common Stock [Member] | Northern Tier Energy LP [Member]
Business Acquisition [Line Items]
Payment of shares to acquire business, per unit			$ 0.28896
Maximum [Member] | Northern Tier Energy LP [Member]
Business Acquisition [Line Items]
Cash payments to acquire business, per unit			$ 15.357
Maximum [Member] | Common Stock [Member] | Northern Tier Energy LP [Member]
Business Acquisition [Line Items]
Payment of shares to acquire business, per unit	$ 0.7036
Line of Credit [Member] | Term Loan, due 2023 [Member]
Business Acquisition [Line Items]
Debt Instrument, Face Amount					$ 500,000,000
Investor [Member] | Northern Tier Energy LP [Member]
Business Acquisition [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest			100.00%